Statements of Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 3,078	$ 6,996
Investments	2,394,295	2,223,551
Notes receivable from participants	28,011	28,973
Net assets available for benefits	2,425,384	2,259,520
Paychex ESOP Stock Fund
Assets
Investments	171,534	231,016
ClearCourse Group Variable Annuity
Assets
Investments	4,303	4,490
Mutual Funds
Assets
Investments	907,275	799,667
Fidelity 500 Index Fund
Assets
Investments	418,798	342,832
Fidelity Global ex U.S. Index Fund
Assets
Investments	128,991	85,704
Fidelity Government Money Market Fund
Assets
Investments	62,416	68,565
Fidelity Mid Cap Index Fund
Assets
Investments	101,271	67,144
Fidelity Small Cap Growth K6 Fund
Assets
Investments	5,058	18,688
Fidelity Small Cap Index Fund
Assets
Investments	54,716	49,512
Fidelity U.S. Bond Index Fund
Assets
Investments	80,629	73,026
Fidelity Total Bond K6 Fund
Assets
Investments	0	32,666
Glenmede Small-Cap Equity Portfolio Fund
Assets
Investments	38,271	44,695
Vanguard Short-Term Bond Index Fund Class IS
Assets
Investments	17,125	16,835
Collective Investment Trusts
Assets
Investments	1,311,183	1,188,378
Columbia Trust Dividend Income Fund CAP Class
Assets
Investments	68,814	0
Columbia Trust Dividend Income Fund Institutional 300
Assets
Investments	0	76,938
Great Gray Trust EuroPacific Growth Trust Fund Class CT
Assets
Investments	63,809	65,828
FIAM Core Plus CIT Class I Fund
Assets
Investments	42,628	0
JPM CB Large Cap Growth Fund CF-A Class
Assets
Investments	254,604	249,740
MFS Mid Cap Value Fund CT
Assets
Investments	49,869	87,787
T. Rowe Price Retirement Hybrid Target Date Funds 2005 - 2065
Assets
Investments	$ 831,459	$ 708,085